MORTGAGE SERVICING RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance, ending	$ 961,823	$ 918,247
Mortgage servicing rights
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance, beginning	918,247	811,783
Mortgage servicing rights capitalized	150,546	224,975
Mortgage servicing rights amortized	(106,970)	(173,239)
Decrease in provision for loss in fair value		54,728
Balance, ending	961,823	918,247
Changes in valuation allowances:
Balance, beginning	178,896	233,624
Decrease		(54,728)
Balance, ending	$ 178,896	$ 178,896